CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred stock			1,250,000
Shares of common stock			811,000
Preferred stock value	$ 0.001		$ 0.001	$ 0.001
Accrued interest		$ 476,000	$ 525,000
Stock based consulting and management fees			15,000	$ 132,093
Incremental fair value			$ 14,000
Number of outstanding shares of common stock			100
Common stock authorized first			150,000,000
Common stock authorized	500,000,000		500,000,000	500,000,000
Share issued			100,000
Intrinsic value of the vested options			$ 0	$ 0
Expensed portion of value of the granted and vested options			15,000	$ 0
Fair value of share purchase warrants			14,000
Private Placement [Member]
Received subscription proceeds1			1,836,000
Received subscription proceeds			$ 265,000
Preferred stock			265,000
Shares of common stock			1,886,792
Preferred stock value			$ 2.50
Fair value			$ 5,250
Number of outstanding shares of common stock			5,250
Share issued			94,340
Excercise price			$ 1.06
Contractual term			5 years
Risk free interest rate			1.66%
Dividend yield			0.00%
Annual volatility			150.30%
Fair value of share purchase warrants			$ 111,000
Excercise price of warrant			$ 1.17
Exercise price of placement shares			$ 1.325
Series B Preferred Stock [Member]
Preferred stock			1,500,000
Preferred stock value	$ 0.001		$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred stock value	$ 0.001		$ 0.001	$ 0.001
Common Stock [Member]
Shares of common stock			100,000
Fair value			$ 954,000
SharePurchaseWarrants[Member]
Fair value			$ 105,000
Share issued			100,000
Excercise price			$ 1.15
Contractual term			5 years
Risk free interest rate			1.63%
Dividend yield			0.00%
Annual volatility			150.30%
Fair value of share purchase warrants			$ 303,000
Minimum [Member]
Excercise price			$ 1.06
Maximum [Member]
Excercise price			$ 4.00
March 2014 [Member] | SharePurchaseWarrants[Member]
Share issued			100,000
Excercise price			$ 4.00
Contractual term			4 years
Risk free interest rate			1.40%
Dividend yield			0.00%
Annual volatility			156.60%